SCHEDULE OF STOCK OPTIONS VALUATION ASSUMPTIONS (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected Term	5 years
Volatility	62.39%
Expected dividend rate	0.00%
Annual risk free rate	3.52%
Phantom Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected Term		5 years
Volatility		55.00%
Expected dividend rate		0.00%
Annual risk free rate	4.38%